SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

                                -----------------

                              DWS High Income Fund
                            DWS High Income Plus Fund



Effective immediately, the following information replaces similar disclosure under "The Fund's Main Investment Strategy" in each fund's prospectuses:

Portfolio Maturity. The fund's dollar-weighted effective average portfolio maturity will not exceed ten years. The fund's average portfolio maturity will vary over time.






               Please Retain This Supplement for Future Reference


May 8, 2009                                               [DWS INVESTMENTS LOGO]
DTXIF-3601                                                   Deutsche Bank Group